Statement of Income - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Aug. 31, 2015	Aug. 31, 2014
Operating Expenses
Professional Fees	$ 13,370	$ 28,425	$ 110,932	$ 115,469
Consulting	33,310	43,814	266,606	140,364
Research and Development Expense	45,174	39,614	393,307	128,387
Selling and Marketing Expense	33,178	4,433
General and Administrative Expense	86,853	90,607	498,380	384,058
Operating Expenses	211,885	206,893	1,269,225	768,278
Operating Income (Loss)	(211,885)	(206,893)	(1,269,225)	(768,278)
Interest and Debt Expense
Interest Expense	103,730		155,090	(325,989)
Derivative Loss On Derivative	(301,104)	(250,000)	(578,215)	674,656
Interest and Debt Expense	(197,374)	(250,000)	(423,125)	1,450,352
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(14,511)	43,107	(846,100)	(2,218,630)
IncomeTaxExpenseBenefitContinuingOperationsAbstract
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(14,511)	43,107	(846,100)	(2,218,630)
Net Income (Loss) Attributable to Parent	(14,511)	43,107	(846,100)	(2,218,630)
OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParentAbstract
ComprehensiveIncomeNetOfTax	$ (14,511)	$ 43,107	$ (846,100)	$ (2,218,630)
Earnings Per Share
Earnings Per Share, Basic	$ (0.00)	$ 0.00	$ (0.01)	$ (0.02)
Weighted Average Number of Shares Outstanding, Basic	158,910,765	115,150,246	123,653,300	102,456,356
Earnings Per Share, Diluted	$ (0.00)	$ 0.00	$ (0.01)	$ (0.02)
Weighted Average Number of Shares Outstanding, Diluted	158,910,765	115,150,246	123,653,300	102,456,356